Other Loans Payable (Tables)	12 Months Ended
Dec. 31, 2019
Sale Leaseback Arrangement One [Member]
Schedule of minimum payments for lease term
Total loan payment	$3,754,753
Less: imputed interest	(175,545)
Less: principal	(3,579,208)
Total current portion of payment obligation as of December 31, 2019	$-

Sale Leaseback Arrangement Two [Member]
Schedule of minimum payments for lease term

Total loan payment	$2,714,820
Less: imputed interest	(160,941)
Less: principal	(2,177,200)
Total loan balance as of December 31, 2019	376,679
Less: current portion of payment obligation	(376,679)
Long term payable as of December 31, 2019	$-

Schedule of future obligations payments for finance lease agreement
Twelve months ended December 31, 2019
2020	$376,679
2021	-
Total	$376,679

Sale Leaseback Arrangement Three [Member]
Schedule of minimum payments for lease term

Total loans payment	$5,709,824
Less: imputed interest	(343,940)
Less: principal	(3,141,188)
Total loans payable as of December 31, 2019	2,224,696
Less: current portion of other loans payable	(1,906,882)
Long term payable as of December 31, 2019	$317,814

Schedule of future obligations payments for finance lease agreement
Twelve months ended December 31,
2020	$1,906,882
2021	317,814
2022	-
Total	$2,224,696

Sale Leaseback Arrangement Four [Member]
Schedule of minimum payments for lease term

Total loan payment	$2,152,698
Less: principal	(395,195)
Total loan balance as of December 31, 2019 from lease transaction	1,757,503
Less: current portion of payment obligation	(701,915)
Long term payable as of December 31, 2019	$1,055,588

Schedule of future obligations payments for finance lease agreement
Twelve months ended December 31,
2020	$701,915
2021	737,424
2022	318,164
Total	$1,757,503